11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-01 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Fund Summary Fund/Class: Fidelity® New Jersey AMT Tax-Free Money Market Fund/Service
Investment Objective
The fund seeks as high a level of current income, exempt from federal and New Jersey personal income taxes, as is consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-01 Fidelity® New Jersey AMT Tax-Free Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-01 Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity New Jersey AMT Tax-Free Money Market Fund-Service Class AMT
Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}
11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-01
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Fidelity New Jersey AMT Tax-Free Money Market Fund-Service Class AMT
USD ($)

1 year	$ 46
3 years	144
5 years	252
10 years	$ 567

Principal Investment Strategies
  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New Jersey personal income taxes.
  Potentially investing up to 20% of assets in municipal securities whose interest is subject to New Jersey personal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within New Jersey can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.57%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2015

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Service PRO-01 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Service Class AMT
	Past 1 year	Past 5 years	Since Inception	[1]	Inception Date
Before Taxes					Apr. 18, 2007
Return Before Taxes	0.01%	0.03%	0.49%
[1]	From April 18, 2007